Financial instruments (Details 3) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Embedded derivative (convertible debentures)	kr 4,603
Derivative instruments (warrants)	128,381	1,432
Financial liabilities	132,984	1,432
Derivative instruments, beginning	1,432	45,028
Net gains on financial assets or liabilities measured at fair value through profit or loss	129,262	(51,315)
Finance costs	2,290	7,719
Derivative instruments, ending	kr 132,984	kr 1,432